T. ROWE PRICE Institutional Long Duration Credit Fund
August 31, 2026 Unaudited
1
Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
CORPORATE BONDS  83.4%
Banking  10.3%
American Express, VR, 4.918%,
7/20/33 (1) 175 172
Australia & New Zealand Banking
Group, 6.742%, 12/8/32 (2) 200 212
Bank of America, VR, 2.676%,
6/19/41 (1) 200 140
Bank of America, VR, 4.078%,
4/23/40 (1) 300 255
Bank of America, VR, 4.33%,
3/15/50 (1) 1,205 949
Bank of America, VR, 5.468%,
1/23/35 (1) 210 210
Barclays, 5.25%, 8/17/45  250 226
Barclays, VR, 5.86%, 8/11/46 (1) 200 191
Barclays, VR, 6.036%, 3/12/55 (1) 200 197
Barclays, VR, 7.437%, 11/2/33 (1) 200 219
CaixaBank, VR, 6.84%, 9/13/34 (1)
(2) 230 246
Citigroup, 4.65%, 7/30/45  530 448
Citigroup, 5.875%, 1/30/42  300 299
Fifth Third Bancorp, 8.25%, 3/1/38  300 356
Fifth Third Bancorp, VR, 5.141%,
1/29/37 (1) 265 254
Goldman Sachs Group, 4.75%,
10/21/45  515 433
Goldman Sachs Group, 5.15%,
5/22/45  950 832
Goldman Sachs Group, 6.25%,
2/1/41  700 720
Goldman Sachs Group, VR, 5.016%,
10/23/35 (1) 900 864
HSBC Holdings, VR, 5.874%,
11/18/35 (1) 1,000 997
HSBC Holdings, VR, 6.332%,
3/9/44 (1) 400 410
ING Groep, VR, 5.55%, 3/19/35 (1) 500 500
ING Groep, VR, 6.114%, 9/11/34 (1) 200 208
JPMorgan Chase, 4.95%, 6/1/45  400 352
JPMorgan Chase, 5.625%, 8/16/43  1,005 978
JPMorgan Chase, VR, 3.882%,
7/24/38 (1) 730 627
JPMorgan Chase, VR, 4.26%,
2/22/48 (1) 750 595
JPMorgan Chase, VR, 5.336%,
1/23/35 (1) 185 184
Morgan Stanley, VR, 3.217%,
4/22/42 (1) 750 552
National Bank of Canada, VR,
4.928%, 6/4/32 (1) 750 737
PNC Financial Services Group, VR,
4.626%, 6/6/33 (1) 250 239
PNC Financial Services Group, VR,
5.373%, 7/21/36 (1) 110 108
Santander Holdings USA, VR,
6.342%, 5/31/35 (1)(3) 560 578
Par/Shares $ Value
(Amounts in 000s)
‡
Societe Generale, VR, 6.066%,
1/19/35 (1)(2)(3) 365 368
Standard Chartered, VR, 5.243%,
1/13/37 (1)(2) 200 191
Standard Chartered, VR, 6.301%,
1/9/29 (1)(2) 200 204
U.S. Bancorp, VR, 5.678%,
1/23/35 (1) 325 329
UBS Group, VR, 3.179%, 2/11/43 (1)
(2) 200 144
UBS Group, VR, 5.379%, 9/6/45 (1)
(2) 235 216
UBS Group, VR, 5.699%, 2/8/35 (1)
(2) 200 201
UBS Group, VR, 6.301%, 9/22/34 (1)
(2) 200 209
Wells Fargo, 3.90%, 5/1/45  350 267
Wells Fargo, VR, 2.393%, 6/2/28 (1) 150 148
Wells Fargo, VR, 3.068%, 4/30/41 (1) 2,000 1,473
Wells Fargo, VR, 5.557%, 7/25/34 (1) 200 202
Wells Fargo Bank, 6.60%, 1/15/38  250 267
18,507
Basic Industry  2.0%
Anglo American Capital, 5.00%,
3/21/33 (2) 310 303
Antofagasta, 5.625%, 9/9/35  200 199
BHP Billiton Finance USA, 5.50%,
9/8/53  35 33
Ecolab, 3.70%, 11/1/46  30 21
Freeport-McMoRan, 5.45%, 3/15/43  395 371
Mosaic, 5.90%, 8/17/36  700 689
Newmont, 5.45%, 6/9/44  195 186
Nutrien, 5.35%, 5/29/36  190 186
Southern Copper, 5.25%, 11/8/42  200 184
Southern Copper, 5.875%, 4/23/45  500 491
Southern Copper, 7.50%, 7/27/35  200 226
U.S. Steel, 5.70%, 8/1/36 (2) 210 206
Vale Overseas, 6.40%, 6/28/54  550 544
3,639
Brokerage Asset Managers
Exchanges  0.7%
Charles Schwab, VR, 4.914%,
11/14/36 (1) 645 613
Intercontinental Exchange, 4.95%,
6/15/52 (3) 300 259
LPL Holdings, 5.75%, 6/15/35  350 345
1,217
Capital Goods  4.6%
Amphenol, 5.375%, 11/15/54  1,200 1,106
Boeing, 5.705%, 5/1/40  300 295
Boeing, 5.805%, 5/1/50  800 754
Boeing, 5.93%, 5/1/60  350 327
Boeing, 7.008%, 5/1/64  600 647
Carrier Global, 6.20%, 3/15/54  198 202
Ferguson Enterprises, 5.60%,
8/14/36  700 698
Flowserve, 5.70%, 5/15/36  40 39

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
GE Vernova, 5.50%, 2/4/56  135 125
Honeywell Aerospace, 5.732%,
3/16/56  350 333
Ingersoll Rand, 5.70%, 6/15/54  170 161
Martin Marietta Materials, 4.25%,
12/15/47  305 236
Martin Marietta Materials, 5.625%,
8/15/36  265 265
Masco, 4.50%, 5/15/47  360 291
Owens Corning, 5.95%, 6/15/54 (3) 550 533
RTX, 4.50%, 6/1/42  1,100 952
RTX, 6.40%, 3/15/54  400 419
Vertiv Holdings, 5.65%, 3/15/46  900 843
8,226
Communications  11.8%
AT&T, 3.50%, 6/1/41  1,250 927
AT&T, 3.55%, 9/15/55  1,000 605
AT&T, 3.80%, 12/1/57  2,228 1,399
AT&T, 4.65%, 6/1/44  750 612
AT&T, 4.75%, 5/15/46  800 642
Charter Communications Operating,
5.75%, 4/1/48  425 344
Charter Communications Operating,
6.484%, 10/23/45  1,050 933
Charter Communications Operating,
7.087%, 9/1/38 (2) 353 349
Charter Communications Operating,
7.337%, 9/1/41 (2) 365 362
Comcast, 4.00%, 3/1/48  500 344
Comcast, 4.049%, 11/1/52  155 104
Cox Communications, 5.45%,
9/1/34 (2) 270 248
Crown Castle, 2.90%, 4/1/41  250 174
Crown Castle, 4.75%, 5/15/47  185 152
Grupo Televisa, 5.00%, 5/13/45  1,000 698
Meta Platforms, 5.50%, 11/15/45  1,730 1,501
NBCUniversal Media, 4.45%, 1/15/43  1,700 1,491
Netflix, 5.25%, 8/15/36  380 376
Orange, 5.75%, 1/13/56 (2)(3) 850 810
Rogers Communications, 4.50%,
3/15/42  760 625
Rogers Communications, 4.55%,
3/15/52  250 189
Rogers Communications, 5.30%,
2/15/34  225 218
Space Exploration Technologies,
5.65%, 7/15/33 (2) 545 525
T-Mobile USA, 3.40%, 10/15/52  1,100 679
T-Mobile USA, 5.25%, 6/15/55  925 773
T-Mobile USA, 5.75%, 1/15/54  680 614
Telefonica Emisiones, 5.213%,
3/8/47  1,150 981
Telefonica Emisiones, 5.52%, 3/1/49  500 442
Time Warner Cable, 6.75%, 6/15/39  470 448
Verizon Communications, 2.987%,
10/30/56  786 435
Par/Shares $ Value
(Amounts in 000s)
‡
Verizon Communications, 3.55%,
3/22/51  1,250 824
Verizon Communications, 4.862%,
8/21/46  650 541
Verizon Communications, 5.75%,
11/30/45  750 700
Vodafone Group, 5.75%, 6/28/54  800 728
Vodafone Group, 6.10%, 6/18/56  500 474
21,267
Consumer Cyclical  4.8%
Airbnb, 5.25%, 3/16/36  500 489
Amazon.com, 5.45%, 11/20/55  1,000 883
Amazon.com, 5.65%, 3/13/46  840 788
Booking Holdings, 5.375%, 5/7/36  190 187
Cummins, 5.45%, 2/20/54  1,000 927
Ford Motor, 4.75%, 1/15/43 (3) 200 154
Ford Motor, 5.291%, 12/8/46  500 404
Ford Motor Credit, 7.122%, 11/7/33  215 226
General Motors, 6.60%, 4/1/36  600 631
General Motors, 6.75%, 4/1/46  375 384
Home Depot, 4.40%, 3/15/45  200 165
Home Depot, 5.40%, 6/25/64  850 768
Lowe's, 4.65%, 4/15/42  250 216
Lowe's, 5.625%, 4/15/53 (3) 400 368
Lowe's, 5.85%, 4/1/63  300 279
Magna International, 5.50%, 3/21/33  270 272
McDonald's, 4.20%, 4/1/50  90 69
McDonald's, 5.45%, 8/14/53 (3) 250 229
O'Reilly Automotive, 5.00%, 8/19/34  500 485
O'Reilly Automotive, 5.10%, 3/12/36  145 140
Uber Technologies, 5.35%,
9/15/54 (3) 290 257
Volkswagen Group of America
Finance, 5.90%, 9/12/33 (2) 250 252
8,573
Consumer Non-Cyclical  12.5%
Abbott Laboratories, 5.50%, 3/15/56  220 206
AbbVie, 4.05%, 11/21/39  500 426
AbbVie, 4.25%, 11/21/49  735 572
AbbVie, 4.50%, 5/14/35  400 377
AbbVie, 5.50%, 3/15/64  335 305
Altria Group, 5.80%, 2/14/39  140 138
Amgen, 4.95%, 10/1/41  600 543
Anheuser-Busch, 4.90%, 2/1/46  1,833 1,603
Anheuser-Busch InBev Worldwide,
5.55%, 1/23/49  1,400 1,321
Augusta SpinCo, 4.945%, 3/23/33  220 215
BAT Capital, 4.39%, 8/15/37  610 542
BAT Capital, 6.00%, 2/20/34  110 114
BAT Capital, 7.079%, 8/2/43  180 194
BAT Capital, 7.081%, 8/2/53  350 379
Bayer U.S. Finance, 6.875%,
11/21/53 (2) 200 207
Bristol-Myers Squibb, 4.125%,
6/15/39  800 692
Cencora, 4.60%, 2/13/33  95 92

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Centra Health, 4.70%, 1/1/48  190 153
Cigna Group, 4.90%, 12/15/48  2,115 1,783
CommonSpirit Health, 3.91%,
10/1/50  170 122
CommonSpirit Health, 4.187%,
10/1/49  135 102
CVS Health, 4.125%, 4/1/40  141 116
CVS Health, 5.05%, 3/25/48  1,765 1,494
CVS Health, 5.25%, 2/21/33  170 169
CVS Health, 6.00%, 6/1/44  750 726
CVS Health, 6.00%, 6/1/63  250 232
Eli Lilly, 5.60%, 5/20/56  1,000 955
Hackensack Meridian Health,
4.211%, 7/1/48  170 136
HCA, 4.375%, 3/15/42  580 480
HCA, 4.625%, 3/15/52  400 310
HCA, 5.90%, 6/1/53  250 232
Kraft Heinz Foods, 6.875%, 1/26/39  1,000 1,069
Kroger, 5.50%, 9/15/54  525 471
Mars, 4.75%, 4/20/33 (2) 225 219
Medline Borrower, 5.25%, 6/15/33 (2) 690 679
Merck, 4.15%, 5/18/43  700 575
Pfizer Investment Enterprises, 5.11%,
5/19/43  1,300 1,189
Reynolds American, 5.70%, 8/15/35  150 151
Reynolds American, 5.85%, 8/15/45  600 569
Solventum, 5.90%, 4/30/54  732 689
Sutter Health, 5.547%, 8/15/53  95 90
Takeda Pharmaceutical, 5.65%,
7/5/44  1,000 957
Tyson Foods, 5.10%, 9/28/48  195 169
Tyson Foods, 5.15%, 8/15/44  550 494
West Virginia United Health System
Obligated Group, Series 2018,
4.924%, 6/1/48  95 79
Zoetis, 4.70%, 2/1/43  300 259
22,595
Electric  10.7%
AES, 5.75%, 7/15/33  30 30
Ameren, 5.00%, 5/15/36  450 429
Ameren Illinois, 4.50%, 3/15/49  500 408
Appalachian Power, 6.375%, 4/1/36  145 150
Appalachian Power, 7.00%, 4/1/38  200 218
Appalachian Power, Series Y, 4.50%,
3/1/49  1,200 949
Baltimore Gas & Electric, 5.40%,
6/1/53  95 85
Berkshire Hathaway Energy, 3.80%,
7/15/48  1,000 717
Berkshire Hathaway Energy, 6.125%,
4/1/36  300 312
Chile Electricity Mpc II, 5.58%,
10/20/35 (2) 420 421
Chpe, 5.35%, 6/30/36 (2) 490 476
Commonwealth Edison, 5.30%,
2/1/53  40 36
Par/Shares $ Value
(Amounts in 000s)
‡
Commonwealth Edison, 5.65%,
6/1/54  500 468
Consolidated Edison of New York,
6.15%, 11/15/52  400 400
Constellation Energy Generation,
5.75%, 3/15/54  500 470
Constellation Energy Generation,
6.25%, 10/1/39  300 307
Duke Energy, 6.10%, 9/15/53  250 244
Duke Energy Indiana, 5.40%, 4/1/53  70 63
Duke Energy Ohio, 5.55%, 3/15/54  750 690
El Paso Electric, 5.00%, 12/1/44  110 94
FirstEnergy, Series C, 4.85%,
7/15/47  550 456
FirstEnergy Pennsylvania Electric,
6.15%, 10/1/38  165 171
Florida Power & Light, 5.60%,
2/15/66  255 232
Indianapolis Power & Light, 5.70%,
4/1/54 (2) 740 696
ITC Holdings, 5.65%, 5/9/34 (2) 1,000 1,003
Kentucky Utilities, 4.375%, 10/1/45  200 162
Kentucky Utilities, 5.85%, 8/15/55  40 38
Louisville Gas & Electric, 4.375%,
10/1/45  100 81
Louisville Gas & Electric, 5.85%,
8/15/55  40 38
Nevada Power, 6.00%, 3/15/54  300 292
Nevada Power, Series GG, 5.90%,
5/1/53  750 722
New York State Electric & Gas,
5.85%, 8/15/33 (2) 90 92
NextEra Energy Capital Holdings,
3.00%, 1/15/52  45 26
NextEra Energy Capital Holdings,
5.55%, 3/15/54  500 448
NextEra Energy Capital Holdings,
5.85%, 3/1/56  750 700
Niagara Mohawk Power, 5.29%,
1/17/34 (2) 500 492
Niagara Mohawk Power, 5.996%,
7/3/55 (2) 390 371
Pacific Gas & Electric, 4.95%, 7/1/50  250 199
PECO Energy, 5.25%, 9/15/54  1,000 887
PPL Capital Funding, 5.25%, 9/1/34  1,000 983
Public Service Company of Colorado,
5.25%, 4/1/53  100 88
San Diego Gas & Electric,
Series TTT, 4.10%, 6/15/49  55 41
Southern, 4.25%, 7/1/36  430 386
Southern, 4.40%, 7/1/46  600 485
Southern California Edison, 5.75%,
4/15/54  500 445
Southern California Edison, 5.875%,
12/1/53  250 227
Southern California Edison, 5.90%,
3/1/55  700 639

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Southern California Edison, Series C,
4.125%, 3/1/48  150 108
Southwestern Public Service, 6.00%,
6/1/54  160 156
Vistra Operations, 5.55%, 4/30/36 (2) 500 485
Vistra Operations, 5.70%,
12/30/34 (2) 1,025 1,011
Vistra Operations, 6.95%,
10/15/33 (2) 90 96
19,223
Energy  9.5%
Canadian Natural Resources, 6.25%,
3/15/38  300 310
Cheniere Energy, 5.20%, 7/30/36 (2) 190 183
Cheniere Energy, 5.65%, 4/15/34  250 252
Cheniere Energy Partners, 5.75%,
8/15/34  820 831
Columbia Pipelines Holding, 4.999%,
11/17/32 (2) 695 676
Continental Resources, 4.90%,
6/1/44  600 484
Enbridge, 5.95%, 4/5/54  500 481
Enbridge, 6.70%, 11/15/53  120 126
Enbridge Energy Partners, 7.375%,
10/15/45  120 134
Energy Transfer, 5.15%, 2/1/43  850 747
Energy Transfer, 5.35%, 1/15/36  305 298
Energy Transfer, 6.50%, 2/1/42  595 613
Eni, 5.95%, 5/15/54 (2) 295 282
Enterprise Products Operating,
3.30%, 2/15/53  1,400 898
Enterprise Products Operating,
3.95%, 1/31/60  500 349
Kinder Morgan Energy Partners,
6.95%, 1/15/38  195 213
Marathon Petroleum, 6.50%, 3/1/41  300 314
MPLX, 5.65%, 3/1/53  300 270
MPLX, 6.20%, 9/15/55  335 325
Occidental Petroleum, 4.40%,
4/15/46  350 282
Occidental Petroleum, 6.05%,
10/1/54 (3) 390 382
Occidental Petroleum, 6.60%,
3/15/46  375 389
ONEOK, 5.70%, 11/1/54  1,000 910
ONEOK, 6.625%, 9/1/53  295 302
ONEOK, 7.15%, 1/15/51  500 538
ONEOK Partners, 6.85%, 10/15/37  250 269
Patterson-UTI Energy, 7.15%,
10/1/33  85 91
Shell Finance U.S., 4.375%, 5/11/45  1,000 822
South Bow USA Infrastructure
Holdings, 6.176%, 10/1/54  1,000 928
Southern Natural Gas, 4.80%,
3/15/47 (2) 205 174
Spectra Energy Partners, 5.95%,
9/25/43  115 113
Targa Resources, 4.95%, 4/15/52  80 66
Par/Shares $ Value
(Amounts in 000s)
‡
Targa Resources, 6.50%, 2/15/53  100 101
TotalEnergies Capital, 5.275%,
9/10/54  500 451
TotalEnergies Capital, 5.488%,
4/5/54  800 745
TransCanada PipeLines, 6.10%,
6/1/40  450 454
Transcanada Trust, VR, 5.30%,
3/15/77 (1) 120 120
Transcontinental Gas Pipe Line,
4.60%, 3/15/48  575 470
Valero Energy, 6.625%, 6/15/37  300 323
Western Midstream Operating,
5.50%, 8/15/48  650 564
Williams, 4.85%, 3/1/48  100 84
Williams, 5.80%, 11/15/54  750 700
17,064
Finance Companies  0.5%
AerCap Ireland Capital, 3.40%,
10/29/33  300 262
GATX, 6.05%, 6/5/54  700 680
942
Financial Other  0.1%
HA Sustainable Infrastructure Capital,
5.95%, 7/15/33 (2) 190 188
188
Industrial Other  0.0%
Booz Allen Hamilton, 5.90%, 1/30/34  75 74
74
Insurance  7.1%
Aetna, 4.75%, 3/15/44  450 375
Aflac, 4.75%, 1/15/49  550 466
Aflac, 5.15%, 5/14/36  250 244
American International Group,
4.75%, 4/1/48  700 589
Arch Capital Group, 7.35%, 5/1/34  200 223
Arthur J Gallagher, 5.75%, 7/15/54  750 697
Chubb INA Holdings, Series 1,
6.50%, 5/15/38  200 217
Corebridge Financial, 4.40%, 4/5/52  800 609
Elevance Health, 4.375%, 12/1/47  355 278
Elevance Health, 5.125%, 2/15/53  100 85
Elevance Health, 5.70%, 2/15/55  1,500 1,385
Health Care Service Corp. A Mutual
Legal Reserve, 5.875%, 6/15/54 (2) 845 775
Liberty Mutual Group, 4.85%,
8/1/44 (2) 180 152
Marsh & McLennan, 5.45%, 3/15/53  200 182
Marsh & McLennan, 5.70%, 9/15/53  155 146
Principal Financial Group, 6.05%,
10/15/36  235 241
Reinsurance Group of America,
6.00%, 9/15/33  250 256
Sammons Financial Group, 5.95%,
6/15/36 (2)(3) 360 344
Teachers Insurance & Annuity Assn.
of America, 4.90%, 9/15/44 (2) 200 171

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
UnitedHealth Group, 3.25%, 5/15/51  500 320
UnitedHealth Group, 3.50%, 8/15/39  300 240
UnitedHealth Group, 4.20%, 1/15/47  1,000 782
UnitedHealth Group, 4.25%, 6/15/48  750 585
UnitedHealth Group, 4.75%, 7/15/45  600 513
UnitedHealth Group, 5.375%, 4/15/54  315 282
UnitedHealth Group, 5.50%, 7/15/44  750 709
UnitedHealth Group, 5.875%, 2/15/53  900 865
Willis North America, 5.15%, 3/15/36  490 468
Willis North America, 5.90%, 3/5/54  600 568
12,767
Natural Gas  1.8%
APA Infrastructure, 5.75%,
9/16/44 (2) 495 474
Boston Gas, 5.843%, 1/10/35 (2) 90 91
Boston Gas, 6.119%, 7/20/53 (2) 215 205
Engie, 5.875%, 4/10/54 (2)(3) 750 715
NiSource, 3.95%, 3/30/48  260 190
Piedmont Natural Gas, 5.40%,
6/15/33  250 251
Sempra, 5.25%, 3/15/36  125 120
Southern California Gas, 5.90%,
6/1/56  450 428
Southern Company Gas Capital,
3.95%, 10/1/46  500 374
Southern Gas Capital, 4.95%,
9/15/34  500 484
3,332
Real Estate Investment
Trusts  1.1%
Brixmor Operating Partnership,
4.85%, 2/15/33  90 87
Brixmor Operating Partnership,
5.375%, 6/15/36  250 243
Essex Portfolio, 4.50%, 3/15/48  130 104
Goodman U.S. Finance Six, 5.125%,
10/7/34 (2) 215 207
Invitation Homes Operating
Partnership, 4.95%, 1/15/33  255 248
Kilroy Realty, 2.65%, 11/15/33  350 280
Regency Centers, 4.40%, 2/1/47  500 409
Simon Property Group, 5.85%, 3/8/53  200 194
Simon Property Group, 6.65%,
1/15/54  250 268
2,040
Technology  3.9%
Beacon Point DC, 6.129%,
11/30/42 (2) 360 341
Broadcom, 5.70%, 1/15/56 (3) 165 148
Cadence Design Systems, 4.70%,
9/10/34  135 130
Fiserv, 5.25%, 8/11/35 (3) 500 476
Foundry JV Holdco, 6.20%,
1/25/37 (2) 800 821
Intel, 4.60%, 3/25/40  500 433
Micron Technology, 3.366%, 11/1/41  400 299
Motorola Solutions, 5.40%, 4/15/34  140 139
Par/Shares $ Value
(Amounts in 000s)
‡
Motorola Solutions, 5.50%, 9/1/44  400 370
NXP, 3.25%, 5/11/41  400 290
Oracle, 3.60%, 4/1/40  1,000 693
Oracle, 3.95%, 3/25/51  350 213
Oracle, 4.00%, 11/15/47  1,000 627
Oracle, 5.55%, 2/6/53  630 476
Oracle, 6.90%, 11/9/52  1,250 1,128
TR Finance, 5.85%, 4/15/40  500 489
7,073
Transportation  1.8%
Burlington Northern Santa Fe,
5.05%, 3/1/41  75 71
Burlington Northern Santa Fe,
5.20%, 4/15/54  300 267
Burlington Northern Santa Fe,
5.50%, 3/15/55  345 321
Canadian Pacific Railway, 4.70%,
5/1/48  500 421
CSX, 4.30%, 3/1/48  140 111
FedEx, 4.40%, 1/15/47  500 410
FedEx, 4.55%, 4/1/46  800 672
Norfolk Southern, 4.837%, 10/1/41  250 225
Norfolk Southern, 5.35%, 8/1/54  250 226
Sydney Airport Finance, 5.248%,
3/26/36 (2) 500 485
3,209
Utility Other  0.2%
Essential Utilities, 5.125%, 3/15/36  425 410
410
Total Corporate Bonds (Cost
$160,968) 150,346
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  6.0%
Owned No Guarantee  1.5%
Corp. Nacional del Cobre de Chile,
6.33%, 1/13/35 (2) 250 259
Corp. Nacional del Cobre de Chile,
6.44%, 1/26/36 (2) 790 824
Petroleos Mexicanos, 5.50%, 6/27/44  1,175 925
Petroleos Mexicanos, 7.69%, 1/23/50  200 183
Saudi Arabian Oil, 5.75%, 7/17/54 (3) 530 481
2,672
Sovereign  4.5%
Kingdom of Saudi Arabia, 5.625%,
1/13/35 (2) 1,000 1,016
Kingdom of Saudi Arabia, 5.75%,
1/16/54 (2) 370 341
Republic of Chile, 5.33%, 1/5/54 (3) 1,000 914
Republic of Chile, 5.65%, 1/13/37  610 619
Republic of Peru, 3.00%, 1/15/34  800 681
Republic of Peru, 5.375%, 2/8/35  90 89
Republic of Poland, Series 30Y,
5.50%, 3/18/54  750 671

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Republic of Romania, 6.625%,
5/16/36 (2) 700 701
State of Qatar, 4.40%, 4/16/50 (2) 200 162
United Mexican States, 4.40%,
2/12/52  400 276
United Mexican States, 4.75%,
3/8/44  600 469
United Mexican States, 6.00%,
5/7/36  1,110 1,087
United Mexican States, 6.125%,
2/9/38  410 395
United Mexican States, 6.338%,
5/4/53  200 180
United Mexican States, 7.375%,
5/13/55  540 552
8,153
Total Foreign Government
Obligations & Municipalities (Cost
$11,024) 10,825
MUNICIPAL SECURITIES  6.6%
California  0.7%
Bay Area Toll Auth., Series S-10,
3.276%, 4/1/50  400 282
Bay Area Toll Auth., Series S-3, Build
America, 6.907%, 10/1/50  350 377
California, Build America, GO,
7.50%, 4/1/34  500 559
1,218
District of Columbia  0.3%
Metropolitan Washington Airports
Auth., Dulles Toll Road Revenue,
Build America, 7.462%, 10/1/46  415 480
480
Florida  0.8%
Florida Dev. Finance, Nova
Southeastern Univ., Series B,
4.109%, 4/1/50  375 297
Miami-Dade County Aviation
Revenue, Series B, 3.856%, 10/1/41  1,200 994
Miami-Dade County Transit System,
Series B, Build America, 5.624%,
7/1/40  200 200
1,491
Georgia  1.2%
Fulton County, Build America, GO,
5.148%, 7/1/39  505 495
Municipal Electric Auth. of Georgia,
Build America, Vogtle Units, 6.655%,
4/1/57  1,588 1,654
2,149
Illinois  0.0%
Illinois Municipal Electric Agency,
Build America, 6.832%, 2/1/35  65 67
67
Par/Shares $ Value
(Amounts in 000s)
‡
Louisiana  0.0%
Louisiana Local Government
Environmental Fac., CDA, Series A,
4.475%, 8/1/39  90 86
86
Maryland  0.1%
Maryland Economic Development,
Seagirt Marine Terminal, Series B,
4.75%, 6/1/42  150 126
126
Michigan  0.4%
Gerald R Ford Int'l. Airport Auth.,
Series A, 5.435%, 1/1/43  220 219
Michigan Fin. Auth., Trinity Health
Credit Group, 3.084%, 12/1/34  500 446
665
Minnesota  0.1%
Western Minnesota Municipal Power
Agency, Series A, 3.156%, 1/1/39  150 125
125
New York  0.1%
New York City Transitional Fin. Auth.,
Series I-2, 5.658%, 5/1/40  150 151
151
Ohio  0.3%
American Municipal Power, Series C,
Build America, 6.053%, 2/15/43  500 495
495
Tennessee  0.0%
Metropolitan Government Nashville &
Davidson County Health & Ed. Facs,
Vanderbilt Univ. Medical Center,
Series B, 3.235%, 7/1/52  85 53
53
Texas  1.8%
Central Texas Turnpike System,
Series C, 3.029%, 8/15/41  305 234
Dallas/Fort Worth Int'l. Airport,
Series A, 2.994%, 11/1/38  630 536
Dallas/Fort Worth Int'l. Airport,
Series A, 4.507%, 11/1/51  650 541
Dallas/Fort Worth Int'l. Airport,
Series A, 5.045%, 11/1/47  250 229
Grand Parkway Transportation,
Grand Parkway System, 3.306%,
10/1/49  1,500 1,053
Texas Natural Gas Securitization
Fin., Series 2023-1, Class A2,
5.169%, 4/1/41  545 541
Texas Private Activity Bond Surface
Transportation, North Tarrant
Express, Series B, 3.922%, 12/31/49  125 96
3,230
Utah  0.7%
Intermountain Power Agency,
Series B, 5.621%, 7/1/45  1,250 1,243
1,243

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Virginia  0.1%
Univ. of Virginia, Series B, 2.584%,
11/1/51  300 178
Virginia Commonwealth Univ. Health
System Auth., Series A, 4.956%,
1/1/44  105 96
274
Total Municipal Securities (Cost
$12,772) 11,853
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  0.3%
U.S. Government Agency
Obligations  0.3%
Federal Home Loan Mortgage
Multifamily Structured PTC, ARM
2.347%, 11/25/31  460 408
3.71%, 9/25/32  265 249
Total U.S. Government & Agency
Mortgage-Backed Securities (Cost
$695) 657
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  2.2%
U.S. Treasury Obligations  2.2%
U.S. Treasury Bonds, 4.625%,
2/15/46  300 278
U.S. Treasury Bonds, 4.625%,
2/15/55 (4) 710 644
U.S. Treasury Bonds, 4.625%,
11/15/55 (4) 408 370
U.S. Treasury Bonds, 4.75%,
8/15/55 (4) 1,715 1,587
U.S. Treasury Bonds, 4.75%,
2/15/56 (4) 700 648
U.S. Treasury Notes, 4.125%,
2/15/36 (4) 450 429
Total U.S. Government Agency
Obligations (Excluding Mortgage-
Backed) (Cost $4,124) 3,956
SHORT-TERM INVESTMENTS  0.2%
Money Market Funds  0.2%
T. Rowe Price Government Reserve
Fund, 3.72% (5)(6) 377 377
Total Short-Term Investments
(Cost $377) 377
Par/Shares $ Value
(Amounts in 000s)
‡
SECURITIES LENDING COLLATERAL  2.2%
INVESTMENTS IN A POOLED
ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH
JPMORGAN CHASE BANK 0.7%
Money Market Funds 0.7%
T. Rowe Price Treasury Reserve
Fund, 3.72% (5)(6) 1,226 1,226
Total Investments in a Pooled
Account through Securities
Lending Program with JPMorgan
Chase Bank 1,226
INVESTMENTS IN A POOLED
ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE
STREET BANK AND TRUST
COMPANY 1.5%
Money Market Funds 1.5%
T. Rowe Price Treasury Reserve
Fund, 3.72% (5)(6) 2,664 2,664
Total Investments in a Pooled
Account through Securities
Lending Program with State Street
Bank and Trust Company 2,664
Total Securities Lending Collateral
(Cost $3,890) 3,890
Total Investments in
Securities 100.9%
(Cost $193,850) $ 181,904
Other Assets Less Liabilities
(0.9)% (1,698)
Net Assets 100.0% $ 180,206

T. ROWE PRICE Institutional Long Duration Credit Fund

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $20,881 and represents 11.6% of net assets.
(3) All or a portion of this security is on loan at August 31, 2026.
(4) At August 31, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(5) Seven-day yield
(6) Affiliated Companies
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CDA Community Development Administration/Authority
GO General Obligation
PTC Pass-Through Certificate
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional Long Duration Credit Fund

(Amounts in 000s)
SWAPS 0.8%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.8%
Credit Default Swaps, Protection Sold 0.8%
Protection Sold (Relevant Credit: Markit CDX.NA.HY-S45, 5 Year Index), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/30 10,622 945 610 335
Protection Sold (Relevant Credit: Markit CDX.NA.HY-S46, 10 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/36 7,900 70 58 12
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S45, 10 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/35 10,000 102 65 37
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S45, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/30 9,200 213 168 45
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S46, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/31 7,750 181 117 64
Total Centrally Cleared Credit Default Swaps, Protection Sold 493
Total Centrally Cleared Swaps 493
Net payments (receipts) of variation margin to date (491)
Variation margin receivable (payable) on centrally cleared swaps $ 2

T. ROWE PRICE Institutional Long Duration Credit Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 92 U.S. Treasury Long Bond contracts 12/26 9,993 $ (34)
Short, 140 U.S. Treasury Notes five year contracts 12/26 (14,799) 59
Short, 102 U.S. Treasury Notes ten year contracts 12/26 (10,981) 56
Long, 13 U.S. Treasury Notes two year contracts 12/26 2,668 (9)
Long, 180 Ultra U.S. Treasury Bonds contracts 12/26 19,806 (64)
Short, 60 Ultra U.S. Treasury Notes ten year contracts 12/26 (6,565) 28
Net payments (receipts) of variation margin to date (163)
Variation margin receivable (payable) on open futures contracts $ (127)

T. ROWE PRICE Institutional Long Duration Credit Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.72% $ — $ — $ 5
T. Rowe Price Treasury Reserve Fund, 3.72% — — —++
Totals $ —# $ — $ 5+
Supplementary Investment Schedule
Affiliate
Value
5/31/26
Purchase
Cost
Sales
Cost
Value
8/31/26
T. Rowe Price Government Reserve Fund, 3.72% $ 759  ¤  ¤ $ 377
T. Rowe Price Treasury Reserve Fund, 3.72% 3,462  ¤  ¤ 3,890
Total $ 4,267^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $5 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $4,267.

T. Rowe Price Institutional Long Duration Credit Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Income Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940
(the 1940 Act). The Institutional Long Duration Credit Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board
Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks;
establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or

T. Rowe Price Institutional Long Duration Credit Fund

investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
E151-054Q1 08/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 177,637 $ — $ 177,637
Short-Term Investments 377 — — 377
Securities Lending Collateral 3,890 — — 3,890
Total Securities 4,267 177,637 — 181,904
Swaps* — 493 — 493
Futures Contracts* 143 — — 143
Total $ 4,410 $ 178,130 $ — $ 182,540
Liabilities
Futures Contracts* $ 107 $ — $ — $ 107
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, U.S. Government & Agency Mortgage-
Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.